Segment Reporting and Major Customers - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2014 Customer	Dec. 31, 2013 Customer	Dec. 31, 2012 Customer
Segment Reporting Information [Line Items]
Entity-wide revenue, major customer, number	0	0	0